Leases (Tables)	12 Months Ended
Dec. 31, 2011
Other Revenue and Other Property-Level Expenses

The chart below details the other revenue and other property-level expenses related to the HPT properties (in millions):

	Year ended December 31,
	2011	2010
Hotel sales revenue	$214	$123
Rental revenue	7	44

Total HPT revenue	$221	$167

Property-level expenses	$159	$96
Rental expense	68	84

Total HPT expenses	$227	$180

Future Minimum Annual Rental Commitments Required Under Non-Cancelable Leases

The following table presents the future minimum annual rental commitments required under non-cancelable leases for which we are the lessee (in millions):

	As of December 31, 2011
	Capital Leases	Operating Leases
2012	$1	$113
2013	1	45
2014	—	43
2015	—	41
2016	—	39
Thereafter	—	1,379

Total minimum lease payments	$2	$1,660

Rent Expense

Rent expense is included in the other property-level expenses line item and consists of (in millions):

	Year ended December 31,
	2011	2010	2009
Minimum rentals on operating leases	$114	$128	$122
Additional rentals based on sales	26	19	23
Rental payments based on real estate tax assessments	22	21	19
Less: sublease rentals	(3)	(44)	(83)

	$159	$124	$81